MARKETABLE SECURITIES - Schedule of Marketable Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-sale [Line Items]
Marketable securities	$ 297	$ 4,981	$ 41,590
U.S. Government and agency debt securities
Debt Securities, Available-for-sale [Line Items]
Marketable securities	0	500	10,572
U.S. Treasury bills
Debt Securities, Available-for-sale [Line Items]
Marketable securities	$ 297	$ 4,481	$ 31,018